Capital Stock	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Capital Stock
7.	CAPITAL STOCK
Share Capital The Company did not issue any Common Stock for the years ended December 31, 2016, 2017 and 2018.